Fair value of financial instruments - Summary of Transfers Between Hierarchy Levels From Level 1 to Level 2 (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Corporate Bond John Deere Credit Cia Financiera S.A. Series X in USD. Maturity 03-08-2026
Disclosure of fair value measurement of assets [line items]
Transfers from Level 1 to Level 2	$ 1,475,644	$ 0